BABSON
TAX-FREE
INCOME
FUND

Annual Report
June 30, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

For the fiscal year ended June 30, 1997, total investment returns (price change and reinvested distributions) for Babson Tax-Free Income Fund were 7.7% for Portfolio L and 5.2% for Portfolio S. Portfolio MM's price remained at $1.00 and provided a return of 3.0% for the same period. Some income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

Prior to ending the fiscal year on a strong note thanks to a late spring rally, interest rates seesawed during the preceding twelve months.

Following the Federal Reserve's move to raise rates in late March, investors grew nervous about additional tightening of monetary policy. However, these fears dissipated in May when it became clear that the economy's growth rate was slowing from the earlier quarter's torrid pace. The market was also buoyed by a continuation of favorable inflation reports and strong investor demand. May inflation numbers showed that year-over-year growth in the Consumer Price Index fell from 3.2% in December to 2.2% just six months later.

In addition to the favorable inflation climate, the U.S. bond market has benefited from political uncertainty in Europe, which in turn has led to a preference for dollar denominated securities by foreign investors. There is growing skepticism about the likelihood of the European Monetary Union (EMU) succeeding as it is currently structured. Presently, it is scheduled to go into effect January of 1999. Many of the countries seeking admittance to the EMU are faced with sluggish economies and high unemployment rates. It is becoming politically difficult for them to take further austerity measures in order to meet the strict fiscal and economic standards now required to gain entry. Although foreign investors do not typically purchase tax-free municipal securities, the pricing of municipal does track taxable alternatives.

Municipal bonds have outperformed their taxable counterparts over the past fiscal year. A combination of modest new issuance coupled with steady demand from property/casualty insurers and individual investors has been beneficial to the tax-free marketplace. Additionally, fading concerns that legislators would press for radical tax reform, such as a flat or consumption-based tax, has provided a positive backdrop. Either one of those options would, most probably, have caused the attractiveness of tax-free securities to suffer.

Credit quality spreads remain narrow, as they have been for some time. Investors continue to place a greater emphasis on reaching for yield than on distinguishing between higher and lower quality credits. The generally good fiscal health of regional economies has supported this strategy. Even the ten largest cities, many of which have suffered over the last several years, are experiencing improving fortunes. For the first time in ten years, Standard & Poor's now rates them all at BBB or higher.

As of June 30, 1997, the average maturities of Portfolio L, S and MM were 13 years, 4.5 years and 50 days, respectively. The Fund's three portfolios offer shareholders the opportunity to invest in the types of securities which best meet their individual requirements. They also make it possible to exchange assets among different portfolios without cost, as investment objectives and the market environment change.

We continue the policy of owning high quality issues in sectors of the market that we believe offer the best value at a particular time. This favorably balances risk and return for shareholders.

Sincerely,

/S/Larry D. Armel
Larry D. Armel
President


Tables indicating Tax Information, Quality Ratings and Indices Comparisons of D.L. Babson Tax-Free Income Fund are shown below:

Tax Information

During the past fiscal year, the following percentages of total regular income dividends declared are exempt-interest dividends for federal income tax purposes:

        Portfolio L - Longer Term       98.78%
        Portfolio S - Shorter Term      99.61%
        Portfolio MM - Money Market     99.89%

Quality Ratings

                Portfolio       Portfolio       Portfolio
                L               S               MM
        Aaa     57%             56%             85%
        Aa      22               9              15
        A       13              18               0
        Lower    8              17               0
        TOTAL  100%            100%            100%
Source: Moody's

GRAPH - D.L. Babson Tax-Free Income Fund Portfolios L & S versus
Lipper General Municipal Bond Funds & Lipper Short Term Municipal Bond Funds

Average annual componded returns for one, five and ten year periods ended June 30, 1997, were 7.69%, 6.03% and 7.49% for Portfolio L and 5.18%,
4.57% and 5.64% for Portfolio S, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, redemption value may be more or less than original cost.


STATEMENT OF NET ASSETS
June 30, 1997

PORTFOLIO L - LONGER TERM

                                                  PRINCIPAL                                 MARKET
STATE/TERRITORY         DESCRIPTION               AMOUNT                COST                VALUE
ARIZONA
  Maricopa Cnty Unified School Dist #48
    (Scottsdale),
    9.25%, due July 1, 2007                       $     500,000         $     574,097       $      670,625
ARKANSAS
  Arkansas GO, Series B,
    0.00%, due June 1, 2010                           1,000,000               469,029              503,750
CALIFORNIA
  California Health Fac Auth Rev (Kaiser
    Permanente Medical) (Call 10/1/01 @ 101),
    5.45%, due October 1, 2013                          250,000               250,000              248,750
  Santa Rosa Water Rev Ref (FGIC Ins) Series B
    (Call 9/1/02 @ 101.5), O.I.D.,
    6.00%, due September 1, 2015                        500,000               486,454              537,500
  Univ of California Multiple Purpose Rev
    (MBIA Ins) Series D (Call 7/01/06 @ 101),
    5.75%, due July 1, 2013                           1,000,000               988,687            1,028,750
COLORADO
  Adams Cnty School Dist #12 Thornton Rev Ref
	(FGIC Ins) (Call 12/15/03 @ 100), O.I.D.,
        6.20%, due December 15, 2010                    500,000               514,017              533,125
  Denver City & Cnty School Dist #1 GO, Series A
	(Call 12/1/04 @ 101), O.I.D.,
        5.125%, due December 1, 2012                    500,000               492,251              483,125
DIST OF COLUMBIA
  Dist of Columbia GO, Series A,
        5.75%, due June 1, 2003                         500,000               494,335              507,500
FLORIDA
  Dade Cnty Special Obligation
    (AMBAC Ins Cabs) (Call 10/1/08 @ 30.8464),
    0.00%, due October 1, 2027                        1,000,000               144,485              157,500
  Palm Beach Cnty Airport Sys Rev Ref
    (MBIA Ins) (Call 10/1/01 @ 102),
    7.75%, due October 1, 2010                          500,000               538,092              566,250
  Sarasota Cnty School Board
    Financing Corp Lease Rev
    (MBIA Ins) (Pre-refunded 7/1/00 @ 101),
    O.I.D.,
    7.25%, due July 1, 2010                             500,000               514,366              544,375
ILLINOIS
  Chicago GO (AMBAC Ins) Series B,
    5.125%, due January 1, 2022                       1,000,000               938,736              942,500
  Lake Cnty Community Unit School
    Dist #60 Waukegan (FSA Ins),
    6.10%, due December 1, 2001                         500,000               529,770              536,250
INDIANA
  Indiana Bond Bank Special Program,
    Series 94 A-1 (Call 8/1/04 @ 102),
    5.60%, due August 1, 2015                           500,000               470,801              482,500
LOUISIANA
  St. Tammany Parish Hosp Service Dist #2 Rev
    (Slidell Memorial Hosp & Medical Center)
    (Connie Lee Ins)
    (Call 10/1/04 @ 102), O.I.D.,
    6.125%, due October 1, 2011                         500,000               491,107              523,750
MASSACHUSETTS
  Massachusetts Health & Ed Fac Auth Rev
    (Winchester Hosp) Series C
    (Pre-refunded 7/1/01 @ 102), O.I.D.,
    7.55%, due July 1, 2011                             500,000               495,792              564,375
  Massachusetts Health & Ed Fac Auth Rev
    (Winchester Hosp) (Connie Lee Ins) Series D
    (Call 7/1/04 @ 102), O.I.D.,
    5.75%, due July 1, 2014                             500,000               484,145              503,750
  Massachusetts Housing Finance Agy Projects,
    Series A (Call 4/1/03 @ 102),
    6.375%, due April 1, 2021                           975,000               975,000            1,014,000
MICHIGAN
  Michigan State Hospital Finance Auth Rev
    (Mercy Health Services) Series Q
    (Call 8/15/06 @ 101),
    5.375%, due August 15, 2026                         500,000               476,721              480,625
  Milan Area Schools GO
    (Call 5/1/04 @ 101), O.I.D.,
    5.00%, due May 1, 2013                              500,000               473,844              480,625
  Spring Lake Public Schools GO,
    4.875%, due May 1, 2009                             500,000               494,596              483,125
NEVADA
  Clark Cnty School Dist GO (MBIA Ins)
    Series A (Call 3/1/01 @ 101),
    6.75%, due March 1, 2007                            500,000               538,425              538,750
  Nevada GO (Nautral Resources) Series C,
    5.375%, due May 15, 2017                            500,000               488,078              497,500
NEW HAMPSHIRE
  New Hampshire Higher Ed & Health Fac Auth
    (AMBAC Ins) (Call 10/01/06 @ 102),
    5.70%, due October 1, 2010                          500,000               497,707              515,000
NEW JERSEY
  New Jersey Economic Dev Auth Public Schools Rev
    (Small Project Loan Program)
    (Call 8/15/03 @ 102),
    5.20%, due August 15, 2008                          250,000               232,883              253,750
  New Jersey Turnpike Auth Rev,
    10.375%, due January 1, 2003                        155,000               155,000              183,675
NEW YORK
  Battery Park City Auth Rev Ref, Series A
    (Call 11/1/03 @ 102), O.I.D.,
    5.00%, due November 1, 2004                       1,000,000               944,009            1,008,750
  New York City Municipal Water Financing Auth
    Water & Sewer Sys Rev (FSA Ins)
    Series A (Call 6/15/01 @ 101),
    6.80%, due June 15, 2004                          1,000,000             1,016,770            1,087,500
  New York Dormitory Auth Rev
    (State Univ Ed Fac)
    Series B (Call 5/15/04 @ 102; Optional
    Put 5/15/06 @ 100), O.I.D.,
    6.10%, due May 15, 2008                           1,000,000               986,972            1,048,750
  New York Environmental Fac Corp PCR
    (State Water-Revolving Fund) Series B
    (Call 9/15/02 @ 102),
    6.65%, due September 15, 2013                       500,000               500,000              546,250
  New York Medical Care Fac Finance Agy Rev Ref
    (Mental Health Services) (FSA Ins) Series F
    (Call 2/15/04 @ 102), O.I.D.,
    4.90%, due February 15, 2006                      1,000,000               993,979              995,000
PENNSYLVANIA
  Philadelphia School Dist Rev Ref, Series A,
    5.00%, due April 1, 2003                            500,000               506,188              506,250
RHODE ISLAND
  Rhode Island Depositors Economic Protection Corp
    Special Obligation (MBIA Ins)
    Series B, O.I.D.,
    5.80%, due August 1, 2009                           500,000               525,856             531,875
  Rhode Island Depositors Economic Protection Corp
    Special Obligation (MBIA Ins) Series A
    (Pre-refunded 8/1/01 @ 102),
    7.50%, due August 1, 2014                           500,000               513,262             564,375
  Rhode Island Industrial Fac Corp PCR
    (Inge Co) (SBA Gtd) (Call 8/20/97 @ 100),
    9.125%, due October 1, 2000                          75,000                63,681              75,994
TEXAS
  Harris Cnty Toll Road Ref (FGIC Ins)
    (Call 8/15/04 @ 102), O.I.D.,
    5.00%, due August 15, 2016                          500,000               443,170             466,250
  Hays Consolidated Independent School Dist
    (PSF Gtd) (Call 9/1/06 @ 100), O.I.D.,
    4.50%, due September 1, 2010                        500,000               480,688             458,750
  Houston Hotel Occupancy Tax Receipts Rev
    (FGIC Ins) Series A
    (Pre-refunded 7/1/01 @ 100),
    7.00%, due July 1, 2009                             500,000               521,132             546,250
  San Antonio Electric & Gas Rev, O.I.D.,
    5.75%, due February 1, 2011                         500,000               503,749             510,625
  Texas Public Finance Auth Bldg Rev
    (AMBAC Ins) Series A (Call 2/1/05 @ 100),
    6.00%, due February 1, 2008                         500,000               498,294             529,375
UTAH
  Intermountain Power Agy Supply Rev Ref,
    Series D (Call 7/1/97 @ 102),
    8.625%, due July 1, 2021                            500,000               510,077             510,000
VIRGINIA
  Danville Industrial Dev Auth Hosp Rev
    (Danville Regional Medical Center) (FGIC Ins)
    (Call 10/1/04 @ 101), O.I.D.,
    6.375%, due October 1, 2014                         500,000               495,503             538,125
  Fairfax Cnty Industrial Dev Auth Rev
    (Inova Health System)
    (Call 8/15/06 @ 102),
    5.50%, due August 15, 2009                          500,000               493,631             514,375
  Virginia State Univ Commonwealth Rev
    (Call 5/01/06 @ 102),
    5.75%, due May 1, 2021                              500,000               495,121             505,000
WASHINGTON
  Tacoma Conservation Sys Project Rev
    (Tacoma Public Utilities Light Div),
    6.50%, due January 1, 2012                          500,000               544,430             543,750
  Washington GO, Series DD-13,
    5.875%, due March 1, 2014                           500,000               506,372             515,000
  Washington Public Power Supply Sys
    Nuclear Project #2
    Rev Ref, Series 94 A
    (Call 7/1/04 @ 102), O.I.D.,
    5.375%, due July 1, 2011                            500,000               493,922             485,000
WISCONSIN
  Wisconsin Public Power Inc Sys Rev
    (MBIA Ins)
    (Call 7/1/06 @ 102),
    5.90%, due July 1, 2011                             500,000               496,672             518,125
TOTAL INVESTMENTS - 98.32%                                              $  25,741,896          26,786,794


Other assets less liabilities - 1.68%                                                             456,335

TOTAL NET ASSETS - 100.00%
  (equivalent to $8.96 per share; 50,000,000 shares of $0.10 par value
  capital shares authorized; 3,040,600 shares outstanding)                                  $  27,243,129

For federal income tax purposes, the identified cost of investments owned at June 30, 1997, was $25,741,896.
Net unrealized appreciation for federal income tax purposes was $1,044,898, which is comprised of unrealized appreciation of $1,098,362 and unrealized depreciation of $53,464.

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
June 30, 1997

PORTFOLIO S - SHORTER TERM

                                                  PRINCIPAL                        MARKET
STATE/TERRITORY         DESCRIPTION               AMOUNT          COST             VALUE
ARIZONA
  Chandler GO (Call 7/01/01 @ 101),
    6.90%, due July 1, 2005                       $   1,000,000   $   1,090,104    $  1,093,750
  Lake Havasu City Municipal Property Corp Fac Rev
    (AMBAC Ins) Series A (Call 8/20/97 @ 100.5),
    6.30%, due June 1, 1999                             500,000         500,000         506,795
CALIFORNIA
  Los Angeles Cnty Metropolitan Transportation Auth
    Sales Tax Rev Ref (MBIA Ins),
    5.50%, due July 1, 2006                             500,000         500,583         528,125
DIST OF COLUMBIA
  Dist of Columbia GO, Series A,
    5.75%, due June 1, 2003                             500,000         494,335         507,500
  Washington D.C. Metropolitan Area Transportation
    Auth Gross Rev Ref (FGIC Ins), O.I.D.,
    4.70%, due July 1, 2003                             500,000         497,490         500,625
GUAM
  Guam Gov't Limited Obligation Hwy (FSA Ins)
    Series A,
    5.75%, due May 1, 2001                              500,000         494,845         524,375
  Guam Power Auth Rev, Series A,
    5.00%, due October 1, 2002                          500,000         498,931         495,000
ILLINOIS
  Du Page & Will Cntys Community
    School District #204,
    7.25%, due December 30, 2004                        500,000         569,453         571,875
  Illinois Finance Auth Industrial Dev Rev
    (Citizens Utility Co)
    (Mandatory Redemption 8/1/97 @ 100),
    7.10%, due August 1, 2025                           250,000         250,000         250,535
  Illinois GO (Call 8/15/97 @ 102),
    5.90%, due December 1, 1998                         500,000         509,999         513,125
  Illinois State Toll Hwy Auth Priority Rev Ref,
    Series A (Call 1/01/03 @ 100), O.I.D.,
    3.50%, due January 1, 2005                          500,000         450,540         454,375
INDIANA
  Indianapolis Line of Credit Public Improvement
    Bond Bank, Series D,
    5.70%, due February 1, 2000                         250,000         247,090         258,125
MASSACHUSETTS
  Massachusetts Health & Ed Fac Auth Rev
    (Winchester Hosp) (Connie Lee Ins) Series D,
    5.10%, due July 1, 2001                             500,000         499,149         508,750
  Massachusetts Housing Finance Agy Projects
    (AMBAC Ins) Series A,
    5.35%, due April 1, 2003                            500,000         500,000         516,875
  Massachusetts Municipal Wholesale Electric Co
    Power Supply Sys Rev, Series D,
    5.70%, due July 1, 2001                             500,000         491,455         515,625
  Massachusetts Water Resources Auth, Series 90 A,
    7.00%, due April 1, 1999                            500,000         496,620         521,875
MINNESOTA
  St. Cloud Hosp Fac Rev (AMBAC Ins) Series 96 A,
    4.00%, due July 1, 1998                             500,000         500,705         499,420
MISSOURI
  Jackson Cnty Industrial Dev Auth
    Health Care Corp Rev
    (St. Joseph Health Center) (MBIA Ins),
    4.60%, due July 1, 2001                             500,000         498,657         501,250
  Sikeston Electric Rev Ref (MBIA Ins),
    5.80%, due June 1, 2002                             500,000         494,380         528,750
NEVADA
  Washoe Cnty Hospital Fac Rev Ref
    (Washoe Medical Center Inc), Series A,
    5.25%, due June 1, 2001                             500,000         509,595         513,750
NEW MEXICO
  Albuquerque Hosp Rev Ref (MBIA Ins)
    Series A, O.I.D.,
    5.60%, due August 1, 1999                           500,000         499,153         513,750
  Las Cruces School Dist (MBIA Ins),
    6.125%, due August 1, 2000                          500,000         497,835         524,375
NEW YORK
  Battery Park City Auth Rev Ref,
    6.00%, due November 1, 2003                         500,000         524,749         532,500
  New York Medical Care Fac Finance Agy Rev Ref
    (Mental Health Services) Series F,
    6.00%, due August 15, 2002                          500,000         519,545         525,000
NEW YORK (Continued)
  New York Medical Care Fac Finance Agy Rev
    (Surgical Hosp) (FHA Ins) Series A,
    5.40%, due August 15, 2004                          500,000         500,000         515,625
 New York State Dormitory Auth Rev
    (Beth Israel Medical Center),
    5.35%, due November 1, 2005                         500,000         515,030         515,625
NORTH CAROLINA
  North Carolina Eastern Municipal Power
    Agy Sys Rev Ref, Series 93 B,
    5.375%, due January 1, 2001                         500,000         496,005         506,250
OHIO
  Columbus City School Dist (FGIC Ins)
    (Pre-refunded 12/1/02 @ 102),
    6.65%, due December 1, 2012                         500,000         553,447         560,000
  Ohio Special Obligation (AMBAC Ins)
    Series A,
    5.55%, due June 1, 2000                             500,000         500,000         518,750
PENNSYLVANIA
  Pennsylvania State Univ GO, E.T.M.,
    6.75%, due July 1, 1999                             500,000         519,445         523,750
PUERTO RICO
  Puerto Rico Commonwealth Hwy & Transportation
    Auth Rev Ref, Series V,
    6.10%, due July 1, 2001                             250,000         248,285         263,750
  Puerto Rico Electric Power Auth Rev Ref,
    Series Q,
    5.30%, due July 1, 1998                             500,000         497,525         505,685
RHODE ISLAND
  Rhode Island Depositors Economic Protection Corp
    Special Obligation (FSA Ins) Series A,
    5.60%, due August 1, 1998                           500,000         498,675         507,490
SOUTH DAKOTA
  South Dakota Housing Dev Auth
    (Home Ownership Mortgage) Series C,
    4.70%, due May 1, 1999                              500,000         500,414         503,125
TENNESSEE
  Tennessee Housing Dev Agy Mortgage Finance,
    Series A,
    4.95%, due July 1, 2000                             500,000         501,309         505,000
TEXAS
  Fort Bend Cnty Industrial Dev Corp Rev Ref
    (Frito-Lay Inc) (Call 10/01/99 @ 100),
    4.55%, due October 1, 2011                          500,000         502,981         511,250
  Houston GO, Series C (Call 3/01/02 @ 100),
    5.90%, due March 1, 2003                            500,000         525,890         526,875
  Round Rock GO (FGIC Ins) (Call 8/1/97 @ 100),
    6.40%, due August 1, 1998                           500,000         500,890         501,040
  San Antonio Water Rev (AMBAC Ins)
    (Pre-refunded 5/1/00 @ 49.8), O.I.D.,
    0.00%, due May 1, 2010                            1,250,000         559,522         548,438
VIRGINIA
  Stafford Cnty Certificates of Participation
    (AMBAC Ins),
    4.15%, due November 1, 2000                         500,000         497,828         497,500
WASHINGTON
  Washington Public Power Supply Sys Nuclear
    Project #2 Rev Ref (MBIA Ins) Series B,
    5.10%, due July 1, 2004                             500,000         501,366         505,000
  Washington Public Power Supply Sys Nuclear
    Project #2 Rev Ref, Series B
    (Pre-refunded 7/1/00 @ 102),
    7.50%, due July 1, 2004                             300,000         329,875         331,125
WISCONSIN
  Milwaukee Cnty GO, Series A,
    5.35%, due September 1, 2001                        500,000         509,081         514,375
  Milwaukee Metropolitan Sewer Dist GO,
    Series A,
    7.00%, due September 1, 2000                        500,000         524,238         538,750
                                                                     21,917,019      22,305,528

                                                        PRINCIPAL                       MARKET
        DESCRIPTION                                     AMOUNT          COST            VALUE

REPURCHASE AGREEMENT - 1.27%
	UMB Bank, n.a.,
	5.30%, due July 1, 1997
	(Collateralized by U.S. Treasury Notes,
	7.875%, due November 15, 1999)			290,000		290,000		290,000

TOTAL INVESTMENTS - 98.52%                                        $  22,207,019      22,595,528


Other assets less liabilities - 1.48%							340,314


TOTAL NET ASSETS - 100.00%
  (equivalent to $10.74 per share;
  50,000,000 shares of $0.10 par value
  capital shares authorized;
  2,134,847 shares outstanding)                                                   $  22,935,842

For federal income tax purposes, the identified cost of investments owned at June 30, 1997, was $22,207,019.

Net unrealized appreciation for federal income tax purposes was $388,509, which is comprised of unrealized appreciation of $405,137 and unrealized depreciation of $16,628.

See accompanying Notes to Financial Statements.



STATEMENT OF NET ASSETS
June 30, 1997

PORTFOLIO MM - MONEY MARKET

                                                                PRINCIPAL                       MARKET
STATE/TERRITORY         DESCRIPTION                             AMOUNT          COST            VALUE
ALASKA
  Alaska Housing Finance Corp,
    Series C (SBPA: Swiss Bank Corp),
    Fltg Rate, 4.15%, due June 1, 2026                    $     300,000   $     300,000    $    300,000
CONNECTICUT
  Connecticut GO,
    Series 97 B, Fltg Rate,
    4.10%, due May 15, 2014                                     200,000         200,000         200,000
  Connecticut Special Assessment Unemployment
    Compensation Adv Fund Rev (FGIC Ins) Series C
    (SBPA: FGIC SPI) (Optional Put 7/1/97 @ 100),
    3.90%, due November 15, 2001                                300,000         300,000         300,000
  Connecticut Special Assessment Unemployment
    Compensation Adv Fund Rev (FGIC Ins) Series C
    (SBPA: FGIC SPI) (Optional Put 7/1/98 @ 100),
    3.90%, due November 15, 2001                                300,000         300,000         300,000
FLORIDA
  Dade Cnty Water & Sewer Sys Rev
    (FGIC Ins) (SBPA: Commerzbank),
    Fltg Rate, 4.15%, due October 5, 2022                      400,000         400,000         400,000
  Florida Municipal Power Agy, Series  A,
    3.80%, due July 18, 1997                                    200,000         200,000         200,000
GEORGIA
  Burke Cnty Dev Auth PCR (Oglethorpe Power Corp)
    Series 97 A (AMBAC Ins),
    3.60%, due December 1, 1997                                 300,000         300,000         300,000
  De Kalb Private Hosp Auth Rev Anticipation Certificates
    (Egleston Childrens Hosp) Series A,
    Fltg Rate, 4.20%, due March 1, 2024                         300,000         300,000         300,000
ILLINOIS
  Chicago GO Tender Notes (LOC: Landesbank Hessen)
    (Madatory Redemption 10/31/97 @ 100),
    3.55%, due January 31, 1998                                 400,000         400,000         400,000
KANSAS
  Kansas Dept of Transportation Highway Rev,
    Series 94 B,
    Fltg Rate, 4.10%, due September 1, 2014                     400,000         400,000         400,000
KENTUCKY
  Kentucky State Turnpike Auth Economic Dev Road Rev,
    Series A (Pre-refunded 7/1/97 @ 102),
    8.25%, due July 1, 2007                                     200,000         204,024         204,024
MASSACHUSETTS
  Massachusetts Bay Transportation Auth,
    Series 84 A (LOC:  State Street Bank)
    (Optional Put 9/1/97 @ 100),
    3.45%, due March 1, 2014                                    250,000         250,000         250,000
  Massachusetts Health & Ed Fac Auth Rev
    (Harvard Univ) Series L
    (Mandatory Redemption 8/21/97 @ 100),
    3.75%, due January 1, 2024                                  200,000         200,000         200,000
MINNESOTA
  Rochester Health Care Fac Rev
    (Mayo Foundation/Mayo Medical Center)
    Series 92 A (Call 7/7/97 @ 100),
    3.65%, due November 15, 2018                                300,000         300,000         300,000
NEW MEXICO
  Albuquerque Airport Rev Ref, Series 95 (AMBAC Ins)
    (SBPA: Canadian Imperial Bank of Commerce),
    Fltg Rate, 4.15%, due July 1, 2014                          300,000         300,000         300,000
NEW YORK
  New York City Municipal Water Fin Auth Water & Sewer
    Sys Rev (FGIC Ins) Series 92 C,
    Fltg Rate, 4.15%, due June 15, 2022                         200,000         200,000         200,000
  Port Auth New York & New Jersey Special
    Obligation Rev, Fltg Rate,
    4.10%, due August 1, 2024                                   200,000         200,000         200,000
NORTH CAROLINA
  Charlotte Airport Rev Ref, Series 93 A
    (MBIA Ins) (SBPA: Commerzbank),
    Fltg Rate, 4.15%, due July 1, 2016                          300,000         300,000         300,000
  Winston-Salem Water & Sewer Sys Rev
    (SBPA: Wachovia Bank NC),
    Fltg Rate, 4.20%, due June 1, 2014                          200,000         200,000         200,000
OHIO
  Ohio Highway GO, Series R,
    5.00%, due May 15, 1998                                     100,000         101,063         101,063
TENNESSEE
 Metropolitan Govt Nashville & Davidson Cnty
    Health & Ed Fac Board Rev (Vanderbilt Univ)
    Series 85 A (Optional Put 1/15/98 @ 100),
    3.65%, due January 15, 2015                                 200,000         200,000         200,000
TEXAS
  Dallas Area Rapid Transit Sales Tax A
    (LOC: Credit Suisse Bank),
    3.70%, due September 9, 1997                                200,000         200,000         200,000
  Lone Star Airport Improvement Auth Inc Rev
    (American Airlines) Series B-1
    (LOC: Royal Bank of Canada),
    Fltg Rate, 4.10%, due December 1, 2014                      200,000         200,000         200,000
  Lower Colorado River Auth Rev Ref (MBIA Ins),
    Fltg Rate, 4.15%, due January 1, 2013                       200,000         200,000         200,000
  Lower Neches Valley Auth Industrial
    Dev Corp PCR (Mobil Corp),
    Fltg Rate, 4.15%, due February 1, 2004                      300,000         300,000         300,000
  North Central Health Fac Dev Corp Rev
    (Presbyterian Medical Center) (MBIA Ins)
    Series D (SBPA: NationsBank NC),
    Fltg Rate, 4.10%, due December 1, 2015                      200,000         200,000         200,000
  Southwest Higher Ed Auth Inc Rev
    (Southern Methodist Univ) Series 85
    (LOC: Morgan Guaranty Trust Co),
    Fltg Rate, 4.10%, due July 1, 2015                          100,000         100,000         100,000
  Texas GO Tax & Rev Anticipation Notes,
    4.75%, due August 29, 1997                                  140,000         140,182         140,182
UTAH
  Intermountain Power Agy Supply Rev,
    Series F (LOC: Bank of America)
    (Optional Put 9/15/97 @ 100),
    3.50%, due July 1, 2015                                     300,000         300,000         300,000
  Salt Lake City (British Petroleum) Series A,
    Fltg Rate, 4.10%, due February 1, 2008                      200,000         200,000         200,000
VERMONT
  Vermont Ed & Health Bldg Fin Agy Rev
    (Middlebury College) Series 88 A
    (Optional Putable 5/1/98 @ 100),
    3.95%, due May 1, 2028                                      200,000         200,000         200,000
VIRGINIA
  Virginia Public Bldg Auth Rev, Series A,
    5.10%, due August 1, 1997                                   100,000         100,123         100,123
WASHINGTON
  Washington GO, Series 96 B
    (LOC: Landesbank Hessen),
    Fltg Rate, 4.10%, due June 1, 2020                          400,000         400,000         400,000
  Washington Health Care Fac Auth Rev
    (Sisters of Providence) Series D
    (Line: Morgan Guaranty Trust Co),
    Fltg Rate, 4.05%, due October 1, 2005                       400,000         400,000         400,000
WISCONSIN
  Sheboygan PCR (Wisconsin Power & Light Co),
    Fltg Rate, 4.00%, due August 1, 2014                        300,000         300,000         300,000
  Wisconsin GO,
    3.90%, due July 9, 1997                                     200,000         200,000         200,000
TOTAL INVESTMENTS - 95.19%                                                $   8,995,392       8,995,392


Other assets less liabilities - 4.81%                                                           454,981

TOTAL NET ASSETS - 100.00%
(equivalent to $1.00 per share;
 100,000,000 shares of $0.10 par value
 capital shares authorized;
 9,444,358 shares outstanding)                                                             $  9,450,373

For federal income tax purposes, the identified cost of investments owned at June 30, 1997, was $8,995,392.

	Line (Line of Credit)
	LOC (Letter of Credit)
	SBPA (Stand by Purchase Agreement)

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
June 30, 1997

                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
ASSETS:
  Investment securities, at market value
   (identified cost of $25,741,896,
   $22,207,019 and $8,995,392, respectively)    $  26,786,794   $  22,595,528   $   8,995,392
  Cash                                                   -               -            676,502
  Interest receivable                                 481,693         387,706          78,479
      Total assets                                 27,268,487      22,983,234       9,750,373
LIABILITIES AND NET ASSETS:
  Cash overdraft                                       25,260          46,632            -
  Payable for investments purchased                      -               -            300,000
  Payable to shareholders                                  98             760            -
       Total liabilities                               25,358          47,392         300,000
NET ASSETS                                      $  27,243,129   $  22,935,842    $  9,450,373

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)   $  26,093,502   $  22,563,560    $  9,445,758
  Accumulated undistributed net realized gain
    (loss) on investments                             104,729        (16,227)           4,615
  Net unrealized appreciation in
    value of investments                            1,044,898         388,509            -
NET ASSETS APPLICABLE TO OUTSTANDING SHARES     $  27,243,129   $  22,935,842   $   9,450,373

Capital shares, $0.10 par value
  Authorized                                       50,000,000      50,000,000     100,000,000
  Outstanding                                       3,040,600       2,134,847       9,444,358

NET ASSET VALUE PER SHARE                        $       8.96   $       10.74   $        1.00

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended June 30, 1997

                                                PORTFOLIO L     PORTFOLIO S     PORTFOLIO MM
INVESTMENT INCOME:

  Income:
    Interest                                    $   1,545,370   $   1,234,093   $    355,476
  Expenses:
    Management fees (Note 3)                          256,650         228,419         50,111
    Registration fees and other expenses               15,953          14,695          5,939
                                                      272,603         243,114         56,050
      Net investment income                         1,272,767         990,979        299,426

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (Note 1):
    Realized gain from investment transactions
      (excluding repurchase agreements):
      Proceeds from sales of investments            6,138,975       8,507,541      29,430,000
      Cost of investments sold                      6,050,960       8,436,103      29,430,000
        Net realized gain from investment
          transactions                                 88,015          71,438            -
    Unrealized appreciation on investments:
      Beginning of year                               405,971         234,298            -
      End of year                                   1,044,898         388,509            -
        Increase in net unrealized appreciation
          on investments                              638,927         154,211            -
        Net gain on investments                       726,942         225,649            -
        Increase in net assets resulting
          from operations                       $   1,999,709   $   1,216,628   $     299,426

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended June 30, 1997

                                                PORTFOLIO L    PORTFOLIO S     PORTFOLIO MM
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $   1,322,894  $   1,122,322    $     355,654
  Net realized gain from investment transactions      612,594        153,464             -
  Decrease in net unrealized appreciation
    on investments                                  (352,146)       (98,316)             -
    Net increase in net assets resulting
      from operations                               1,583,342      1,177,470          355,654
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (1,322,894)     (1,122,322)       (355,654)
  Net realized gain from investment transactions        -            (66,705)            -
    Total distributions to shareholders           (1,322,894)     (1,189,027)       (355,654)
DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold, 1,160,619(L),
    100,122(S), 17,559,563(MM)                     10,320,589      1,082,966       17,563,829
  Net asset value of shares issued for
    reinvestment of distributions,
    86,053(L), 66,672(S), 285,903(MM)                 761,701        720,344          285,903
                                                   11,082,290      1,803,310       17,849,732
  Cost of shares redeemed, 1,399,237(L),
   450,798(S), 25,532,521(MM)                    (12,432,297)    (4,882,896)     (25,536,768)
    Net decrease from capital share transactions  (1,350,007)    (3,079,586)      (7,687,036)
      Total decrease in net assets                (1,089,559)    (3,091,143)      (7,687,036)
NET ASSETS - June 30, 1995                         28,055,980     28,359,640       15,718,293
NET ASSETS - June 30, 1996                      $  26,966,421  $  25,268,497    $   8,031,257


INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $   1,272,767  $     990,979    $     299,426
  Net realized gain from investment transactions       88,015         71,438             -
  Increase in net unrealized appreciation
    on investments                                    638,927        154,211             -
    Net increase in net assets resulting
      from operations                               1,999,709      1,216,628          299,426
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                           (1,272,767)      (990,979)        (299,426)
  Net realized gain from investment transactions     (60,533)      (112,777)            -
    Total distributions to shareholders           (1,333,300)    (1,103,756)        (299,426)
INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares sold, 105,940(L),
    54,132(S), 18,555,914(MM)                         930,420        579,845       18,555,943
  Net asset value of shares issued for
    reinvestment of distributions,
    88,162(L), 62,762(S), 237,906(MM)                 791,899        673,723          237,906
                                                    1,722,319      1,253,568       18,793,849
  Cost of shares redeemed, 238,370(L),
    345,284(S), 17,374,707(MM)                    (2,112,020)    (3,699,095)     (17,374,733)
    Net increase (decrease) from capital share
      transactions                                  (389,701)    (2,445,527)        1,419,116
      Total increase (decrease) in net assets         276,708    (2,332,655)        1,419,116
NET ASSETS - June 30, 1996                         26,966,421     25,268,497        8,031,257
NET ASSETS - June 30, 1997                      $  27,243,129  $  22,935,842  $     9,450,373

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in three series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Securities held in the short-term and long-term portfolios are valued at the market value on the last business day of the period as determined by an independent pricing service. Short-term notes and the money market portfolio are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.


2. PURCHASES AND SALES OF SECURITIES:
The aggregate amounts of security transactions during the year ended June 30, 1997 (excluding repurchase agreements), were as follows:

Portfolio L
	Purchases		$	5,500,655
        Proceeds from sales             6,138,975

Portfolio S
	Purchases		$	5,485,431
        Proceeds from sales             8,507,541

Portfolio MM
	Purchases		$	30,212,373
        Proceeds from sales             29,430,000

3. MANAGEMENT FEES:
Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the portfolios at the annual rate of .95 of one percent of net assets of Portfolio L and Portfolio S and
 .50 of one percent of net assets of Portfolio MM. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended June 30, 1997:

PORTFOLIO L

                                                1997    1996    1995    1994    1993
</CATPION>
Net asset value, beginning of year              $ 8.74  $ 8.67  $ 8.52  $ 9.49  $ 9.04
  Income from investment operations:
    Net investment income                       0.42    0.41    0.42    0.43    0.46
    Net gains (or losses) on securities
      (both realized and unrealized)            0.24    0.07    0.17    (0.56)  0.57
  Total from investment operations              0.66    0.48    0.59    (0.13)  1.03
  Less distributions:
    Dividends from net investment income        (0.42)  (0.41)  (0.42)  (0.43)  (0.46)
    Distributions from capital gains            (0.02)    -     (0.02)  (0.41)  (0.12)
  Total distributions                           (0.44)  (0.41)  (0.44)  (0.84)  (0.58)
Net asset value, end of year                    $ 8.96  $ 8.74  $ 8.67  $ 8.52  $ 9.49

Total return                                    8%      6%      7%      (2%)    12%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $ 27    $ 27    $ 28    $ 30    $ 34
Ratio of expenses to average net assets         1.01%   1.01%   1.02%   1.02%   1.00%
Ratio of net investment income to
  average net assets                            4.71%   4.67%   4.98%   4.73%   5.03%
Portfolio turnover rate                         21%     39%     34%     53%     126%


PORTFOLIO S

                                                1997    1996    1995    1994    1993
Net asset value, beginning of year              $10.69  $10.71  $10.62  $11.05  $10.78
  Income from investment operations:
    Net investment income                       0.44    0.44    0.45    0.46    0.50
    Net gains (or losses) on securities
      (both realized and unrealized)            0.10    0.01    0.10    (0.37)  0.29
  Total from investment operations              0.54    0.45    0.55    0.09    0.79
  Less distributions:
    Dividends from net investment income        (0.44)  (0.44)  (0.45)  (0.46)  (0.50)
    Distributions from capital gains            (0.05)  (0.03)  (0.01)  (0.06)  (0.02)
  Total distributions                           0.49)   (0.47)  (0.46)  (0.52)  (0.52)
Net asset value, end of year                    $10.74  $10.69  $10.71  $10.62  $11.05

Total return                                    5%      4%      5%      1%      8%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $ 23    $ 25    $ 28    $ 29    $ 26
Ratio of expenses to average net assets         1.01%   1.01%   1.01%   1.02%   1.00%
Ratio of net investment income to
  average net assets                            4.12%   4.13%   4.28%   4.22%   4.58%
Portfolio turnover rate                         23%     41%     34%     21%     47%

PORTFOLIO MM

                                                1997    1996    1995    1994    1993
Net asset value, beginning of year              $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
  Income from investment operations:
    Net investment income                       0.03    0.03    0.03    0.02    0.02
  Less distributions:
    Dividends from net investment income        (0.03)  (0.03)  (0.03)  (0.02)  (0.02)
Net asset value, end of year                    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00

Total return                                    3%      3%      3%      2%      2%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $ 9     $ 8     $ 16    $ 15    $ 9
Ratio of expenses to average net assets         0.58%   0.58%   0.59%   0.57%   0.56%
Ratio of net investment income to
  average net assets                            3.10%   3.15%   3.07%   1.99%   2.18%

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS


To the Shareholders and Board of Directors of D.L. Babson Tax-Free Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of D.L. Babson Tax-Free Income Fund, Inc. (a Maryland corporation, comprising, respectively, Portfolio L, Portfolio S and Portfolio MM), including the statement of net assets as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian or verification of settlement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the D.L. Babson Tax-Free Income Fund, Inc. as of June 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP

Kansas City, Missouri
July 28, 1997

This report has been prepared for the information of the Shareholders of the D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON
(1-800-422-2766)

http://www.jbfunds.com